UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23102

Nuveen Municipal 2021 Target Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Municipal 2021 Target Term Fund (NHA)
	August 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 130.6% (100.0% of Total Investments)

	MUNICIPAL BONDS – 130.6% (100.0% of Total Investments)

	Alaska – 4.4% (3.4% of Total Investments)
$ 2,000	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series	No Opt. Call	A2	$ 2,300,758
	2003B, 5.000%, 1/01/21
1,325	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series	No Opt. Call	A2	1,524,254
	2003C, 5.000%, 1/01/21
3,325	Total Alaska			3,825,012
	Arizona – 2.8% (2.1% of Total Investments)
325	Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds,	No Opt. Call	A1	366,685
	Refunding Series 2016, 4.000%, 7/15/21
2,000	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona	No Opt. Call	Baa3	2,020,220
	Charter Schools Refunding Project, Series 2016R, 2.875%, 7/01/21
10	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.	No Opt. Call	BBB+	11,122
	Prepay Contract Obligations, Series 2007, 5.250%, 12/01/19
2,335	Total Arizona			2,398,027
	Arkansas – 0.0% (0.0% of Total Investments)
15	Arkansas Development Finance Authority, Hospital Revenue Bonds, Washington Regional Medical	No Opt. Call	A3	17,330
	Center, Refunding Series 2015B, 5.000%, 2/01/21
	California – 17.5% (13.4% of Total Investments)
1,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.000%, 3/01/21	No Opt. Call	Ba3	1,122,990
815	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden	6/17 at 100.00	N/R	818,146
	Gate Tobacco Funding Corporation, Turbo, Series 2007A, 4.500%, 6/01/21
85	California Infrastructure and Economic Development Bank, Revenue Bonds, The Walt Disney Family	No Opt. Call	A+	96,383
	Museum, Refunding Series 2016, 4.000%, 2/01/21
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public
	Schools, Refunding Series 2016:
550	5.000%, 8/01/20	No Opt. Call	BBB	619,889
500	5.000%, 8/01/21	No Opt. Call	BBB	577,375
730	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	No Opt. Call	BBB+	831,441
	of the West, Refunding Series 2015, 5.000%, 10/01/20
	California Statewide Communities Development Authority, Special Tax Bonds, Community
	Facilities District 2015-01, Improvement Area No. 1, University District, Series 2016A:
260	2.000%, 9/01/20	No Opt. Call	N/R	265,712
265	2.125%, 9/01/21	No Opt. Call	N/R	270,009
235	California Statewide Communities Development Authority, Statewide Community Infrastructure	No Opt. Call	N/R	248,557
	Program Revenue Bonds, Series 2016A, 3.000%, 9/02/20
625	California Statewide Communities Development Authority, Student Housing Revenue Bonds,	No Opt. Call	Baa1	732,175
	University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Refunding Series
	2016, 5.000%, 5/15/21
1,625	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home	11/16 at 100.00	N/R	1,628,819
	for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20
200	Cucamonga School District, San Bernardino County, California, Special Tax Bonds, Community	No Opt. Call	N/R	217,270
	Facilities District 97-1, Series 2016, 3.000%, 9/01/21
305	Fresno, California, Airport Revenue Bonds, Refunding Series 2013B, 5.000%, 7/01/21 – BAM	No Opt. Call	AA	356,835
	Insured (Alternative Minimum Tax)
960	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	N/R	964,982
	Bonds, Series 2007, 4.625%, 6/01/21
50	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community	No Opt. Call	N/R	56,497
	Facilities District 15 Del Sur East Improvement Area C, Series 2016, 4.000%, 9/01/21
1,250	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Packard	No Opt. Call	N/R	1,277,200
	Campus Oaks, Series 2016, 3.250%, 9/01/21
1,005	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding	No Opt. Call	N/R	1,197,508
	Series 2015, 5.000%, 9/01/21
1,310	San Jacinto, California, Special Tax Bonds, Community Facilities District 2002-1 Rancho San	No Opt. Call	N/R	1,453,380
	Jacinto Phase 2, Series 2016, 4.000%, 9/01/21
10	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera	No Opt. Call	BBB+	11,408
	Ranch, Refunding Series 2014A, 5.000%, 8/15/20
460	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge	No Opt. Call	N/R	529,685
	District, Refunding Series 2016, 5.000%, 9/01/21
1,340	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diable Grande	No Opt. Call	N/R	1,383,724
	Community Facilities District 1, Refunding Series 2014, 4.000%, 9/01/21
420	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project,	No Opt. Call	BBB+	426,140
	Refunding Series 2015, 2.000%, 9/01/21
14,000	Total California			15,086,125
	Colorado – 1.4% (1.1% of Total Investments)
120	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Refunding Series 2015A,	No Opt. Call	A3	138,179
	5.000%, 9/01/20
230	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AA–	211,453
	9/01/21 – NPFG Insured
820	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	No Opt. Call	N/R	837,433
	Refunding Series 2016, 3.250%, 12/01/20
1,170	Total Colorado			1,187,065
	Connecticut – 0.1% (0.1% of Total Investments)
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility	9/17 at 100.00	BB	100,742
	Expansion Church Home of Hartford Inc. Project, TEMPS-50 Series 2016B-2, 2.875%, 9/01/20
	Florida – 15.1% (11.6% of Total Investments)
150	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series	No Opt. Call	BBB–	152,292
	2016, 2.250%, 11/01/20
650	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series	No Opt. Call	N/R	657,345
	2016A, 3.625%, 11/01/20
210	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue	No Opt. Call	N/R	213,293
	Bonds, Series 2016, 3.500%, 5/01/21
2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/16 at 100.00	B3	2,009,320
	11/01/20 (Alternative Minimum Tax)
140	Champion’s Reserve Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	141,473
	Series 2016, 3.625%, 11/01/20
1,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue	11/16 at 100.00	N/R	1,002,040
	Bonds, Arlington of Naples Project, TEMPS 70 Series 2014B-2, 6.500%, 5/15/20
400	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds,	No Opt. Call	N/R	405,600
	Area 1 Project, Series 2016A-1, 3.700%, 11/01/20
815	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	831,007
	Refunding Series 2015, 3.750%, 5/01/20
2,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	No Opt. Call	N/R	2,039,200
	Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 3.500%, 5/01/21
335	Live Oak Community Development District 2, Hillsborough County, Florida, Special Assessment	No Opt. Call	A–	339,536
	Bonds. Refunding Series 2016, 2.000%, 5/01/21
815	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue	No Opt. Call	N/R	829,393
	Bonds, Refunding Series 2015, 3.500%, 5/01/20
15	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH	No Opt. Call	BBB+	17,118
	Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/20
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community
	Inc., Series 2015C:
30	4.000%, 5/15/19	No Opt. Call	A	32,209
70	5.000%, 5/15/21	No Opt. Call	A	81,463
505	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding	No Opt. Call	BBB	513,802
	Series 20016, 2.250%, 5/01/21
815	Reunion East Community Development District, Osceola County, Florida, Special Assessment	No Opt. Call	N/R	857,054
	Bonds, Refunding Series 2015A, 4.000%, 5/01/20
400	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3	No Opt. Call	N/R	404,520
	Project, Series 2016, 3.625%, 11/01/20
	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds,
	Series 2015A-1:
65	3.750%, 5/01/17	No Opt. Call	N/R	65,181
70	4.000%, 5/01/18	No Opt. Call	N/R	70,480
75	4.100%, 5/01/19	No Opt. Call	N/R	75,812
75	4.300%, 5/01/20	No Opt. Call	N/R	76,097
80	4.600%, 5/01/21	No Opt. Call	N/R	81,456
345	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	350,092
	Assessment Area 2, Series 2016, 3.750%, 11/01/20
435	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	441,847
	Refunding Series 2016, 4.000%, 5/01/20
325	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series	No Opt. Call	N/R	330,785
	2016, 3.625%, 5/01/21
270	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series	No Opt. Call	N/R	273,672
	2016A-1, 3.750%, 11/01/20
400	Windsor at Westside Community Development District, Osceola County, Florida, Special	No Opt. Call	N/R	405,940
	Assessment Bonds, Area 2 Project, Series 2016, 3.500%, 11/01/20
335	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series	No Opt. Call	N/R	341,546
	2016, 3.625%, 5/01/21
12,825	Total Florida			13,039,573
	Georgia – 0.4% (0.3% of Total Investments)
275	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2016, 5.000%, 1/01/21	No Opt. Call	A+	318,236
	Guam – 2.7% (2.0% of Total Investments)
1,080	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High	No Opt. Call	B+	1,161,832
	School Project, Series 2010A, 6.000%, 12/01/20
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016,	No Opt. Call	A–	1,152,480
	5.000%, 7/01/21
2,080	Total Guam			2,314,312
	Hawaii – 2.4% (1.8% of Total Investments)
2,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	No Opt. Call	N/R	2,038,600
	University, Series 2015, 5.000%, 7/01/20
	Illinois – 15.4% (11.8% of Total Investments)
255	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System	No Opt. Call	AA–	234,126
	Revenue Bonds, Series 1999A, 0.000%, 4/01/20 – NPFG Insured
75	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016, 1.900%,	No Opt. Call	AA	75,527
	3/01/21 – BAM Insured
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding	No Opt. Call	B+	1,035,180
	Series 2007B, 5.000%, 12/01/19 – AMBAC Insured
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding
	Series 2010F:
220	5.000%, 12/01/18	No Opt. Call	B+	212,542
1,000	5.000%, 12/01/19	No Opt. Call	B+	966,120
150	5.000%, 12/01/20	No Opt. Call	B+	145,031
1,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	1,087,860
	Revenues, Series 1999A, 5.250%, 12/01/20 – NPFG Insured
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B,	No Opt. Call	BBB+	1,053,850
	5.000%, 1/01/20
800	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/21	No Opt. Call	BBB+	851,800
	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Refunding Series 2014:
45	5.000%, 1/01/20	No Opt. Call	BBB	48,010
10	5.000%, 1/01/21	No Opt. Call	BBB	10,790
50	Chicago, Illinois, O’Hare Airport Customer Facility Charge Senior Lien Revenue Bonds, Series	No Opt. Call	Baa1	55,824
	2013A, 5.000%, 1/01/20
630	Cook County School District 87, Berkeley, Illinois, General Obligation Bonds, Refunding School	No Opt. Call	A1	651,540
	Series 2012A, 3.000%, 12/01/20
300	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 11/15/20	No Opt. Call	AA–	340,731
620	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C,	No Opt. Call	BBB	698,095
	5.000%, 2/15/21
315	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/20 –	No Opt. Call	A	290,200
	AMBAC Insured
3,000	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB+	3,329,545
340	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	No Opt. Call	BBB	382,401
	Refunding Series 2012B, 5.000%, 12/15/20
2,000	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds,	No Opt. Call	AA–	1,845,300
	Series 2013, 0.000%, 2/01/21
12,810	Total Illinois			13,314,472
	Indiana – 2.8% (2.1% of Total Investments)
1,250	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power and	No Opt. Call	A2	1,379,450
	Light Company Project, Refunding Series 2011A, 3.875%, 8/01/21
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	B	1,001,580
	Corporation Project, Refunding Series 2011, 6.000%, 12/01/19
2,250	Total Indiana			2,381,030
	Iowa – 0.9% (0.7% of Total Investments)
760	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	B+	791,487
	Project, Series 2013, 5.000%, 12/01/19
	Louisiana – 0.0% (0.0% of Total Investments)
15	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	No Opt. Call	A–	17,636
	Series 2015, 5.000%, 5/15/21
	Maine – 0.3% (0.3% of Total Investments)
265	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	No Opt. Call	BBB–	296,055
	Center, Series 2011, 5.250%, 7/01/21
	Massachusetts – 2.8% (2.1% of Total Investments)
50	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H,	No Opt. Call	BBB+	57,107
	5.000%, 7/01/20
25	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Issue	7/20 at 100.00	BBB+	28,292
	Series 2010G, 5.000%, 7/01/21
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc.,
	Series 2001A:
1,000	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	11/16 at 100.00	N/R	1,004,170
1,295	5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	11/16 at 100.00	N/R	1,300,348
2,370	Total Massachusetts			2,389,917
	Michigan – 2.5% (1.9% of Total Investments)
140	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development	No Opt. Call	BB	114,622
	Area 1 Projects, Series 1996C-1, 0.000%, 7/01/21
500	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Senior Lien Series	11/16 at 100.00	B	500,150
	1997A, 5.375%, 5/01/21
1,500	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series	7/18 at 100.00	N/R	1,537,155
	2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)
2,140	Total Michigan			2,151,927
	Minnesota – 0.9% (0.7% of Total Investments)
	Red Wing, Minnesota Senior Housing Revenue Refunding Bonds, Deer Crest Project, Series 2012A:
100	3.250%, 5/01/19	No Opt. Call	N/R	103,044
105	3.250%, 11/01/19	No Opt. Call	N/R	108,777
105	3.750%, 5/01/20	No Opt. Call	N/R	110,853
105	3.750%, 11/01/20	No Opt. Call	N/R	111,616
70	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series	No Opt. Call	BB–	70,407
	2016A, 3.000%, 4/01/21
250	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home	No Opt. Call	N/R	252,853
	Project, Series 2016C, 2.250%, 6/01/21
735	Total Minnesota			757,550
	Missouri – 2.7% (2.0% of Total Investments)
1,145	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of	No Opt. Call	A–	1,306,846
	Independence, Centerpoint Project, Refunding Series 2016B, 5.000%, 4/01/21
975	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue	No Opt. Call	N/R	1,003,938
	Bonds, Nazareth Living Center, Series 2015A, 4.000%, 8/15/20
2,120	Total Missouri			2,310,784
	Nebraska – 2.2% (1.7% of Total Investments)
1,630	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation	No Opt. Call	BBB+	1,888,877
	Hospital Project, Series 2014, 5.000%, 5/15/21
	Nevada – 5.4% (4.2% of Total Investments)
	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016:
650	3.000%, 6/15/20	No Opt. Call	BBB+	687,941
1,815	4.000%, 6/15/21	No Opt. Call	BBB+	2,020,730
2,000	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement	No Opt. Call	N/R	2,004,840
	District, Series 2016, 2.750%, 6/15/21
4,465	Total Nevada			4,713,511
	New Hampshire – 0.9% (0.7% of Total Investments)
850	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B,	No Opt. Call	AA	775,651
	0.000%, 1/01/20 – ACA Insured
	New Jersey – 13.1% (10.0% of Total Investments)
500	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A,	No Opt. Call	A–	544,155
	4.000%, 6/15/21
2,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series	No Opt. Call	BBB+	2,255,518
	2012, 5.000%, 6/15/21
425	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	No Opt. Call	BBB	490,446
	Replacement Project, Series 2013, 5.000%, 7/01/21 (Alternative Minimum Tax)
2,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/21 at 100.00	A–	2,245,340
	Bonds, Refunding Series 2011GG, 5.000%, 9/01/21
500	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A–	562,040
	Bonds, Refunding Series 2012II, 5.000%, 3/01/21
540	New Jersey State, General Obligation Bonds, Refunding Series 2009O, 5.250%, 8/01/21	No Opt. Call	A	636,136
1,500	New Jersey State, General Obligation Bonds, Refunding Series 2016T, 5.000%, 6/01/21	No Opt. Call	A	1,742,910
1,735	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A–	1,970,596
	2006A, 5.250%, 12/15/20
780	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B,	No Opt. Call	A–	868,842
	5.000%, 6/15/20
9,980	Total New Jersey			11,315,983
	New Mexico – 1.3% (1.0% of Total Investments)
1,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico	No Opt. Call	BBB+	1,111,200
	San Juan Project, Refunding Series 2010A, 5.200%, 6/01/40 (Mandatory put 6/01/20)
	New York – 6.4% (4.9% of Total Investments)
95	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series	No Opt. Call	BB+	103,348
	2013A, 5.000%, 5/01/19
5	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series	No Opt. Call	N/R (4)	5,544
	2013A, 5.000%, 5/01/19 (ETM)
100	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph’s College, Series	No Opt. Call	Ba1	107,878
	2010, 4.125%, 7/01/20
200	Franklin County, New York, Solid Waste Disposal Revenue Bonds, Waste Management of Wisconsin,	No Opt. Call	BBB	219,698
	Inc. Project, Series 2015A, 5.000%, 6/01/21 (Alternative Minimum Tax)
1,000	New York City, New York, General Obligation Bonds, Fiscal 2016 Series C, 5.000%, 8/01/20	No Opt. Call	AA	1,160,010
2,100	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	No Opt. Call	BB	2,368,378
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016,
	5.000%, 8/01/21 (Alternative Minimum Tax)
185	Niagara Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	No Opt. Call	N/R	213,971
	Bonds, Series 2014, 5.000%, 5/15/21
250	Oyster Bay, New York, General Obligation Bonds, Public Improvement Refunding Series 2010,	No Opt. Call	BB+	244,888
	3.000%, 8/15/21
1,000	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical	No Opt. Call	BBB	1,150,080
	Center Obligated Group Project, Series 2016, 5.000%, 11/01/20
4,935	Total New York			5,573,795
	Ohio – 3.6% (2.8% of Total Investments)
1,000	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds,	No Opt. Call	Ba2	1,016,580
	FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20
1,400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	Ba2	1,310,974
	Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20)
	(Alternative Minimum Tax)
80	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	88,730
	Project, Series 2009E, 5.625%, 10/01/19
400	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center,	No Opt. Call	A2	467,128
	Refunding Series 2016, 5.000%, 2/15/21
205	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, L.L.C. –	No Opt. Call	BBB–	229,725
	The University of Toledo Project, Series 2014A, 5.000%, 7/01/21
3,085	Total Ohio			3,113,137
	Pennsylvania – 9.2% (7.1% of Total Investments)
500	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	B	502,090
	Steel Corporation, Series 2005, 5.500%, 11/01/16
375	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes	No Opt. Call	BBB	429,859
	University Project, Refunding Series 2016A, 5.000%, 3/01/21
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	No Opt. Call	B+	2,077,380
	Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory put 9/01/20)
1,000	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US	No Opt. Call	BB–	1,145,540
	Airways Group Inc. Project, Series 2010A, 7.500%, 5/01/20
1,250	Pennsylvania State, General Obligation Bonds, First Refunding Series 2011-1, 5.000%, 7/01/21	No Opt. Call	AA–	1,464,675
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016,	No Opt. Call	A3	2,338,578
	5.000%, 6/01/21
7,125	Total Pennsylvania			7,958,122
	Rhode Island – 0.5% (0.4% of Total Investments)
400	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal	No Opt. Call	Baa2	455,216
	Building Projects, Refunding Series 2015A, 5.000%, 4/01/21
	South Carolina – 0.3% (0.2% of Total Investments)
230	South Carolina State, General Obligation State Institution Bonds, University of South	No Opt. Call	Aaa	272,506
	Carolina, Refunding Series 2011A, 5.000%, 3/01/21
	Tennessee – 1.8% (1.4% of Total Investments)
300	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	No Opt. Call	BBB	341,814
	Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A,
	5.000%, 10/01/20
730	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A, 4.125%,	No Opt. Call	AA+	792,014
	1/01/21 (Alternative Minimum Tax)
260	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	305,016
115	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/21	No Opt. Call	A	132,777
1,405	Total Tennessee			1,571,621
	Texas – 6.9% (5.3% of Total Investments)
195	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District	No Opt. Call	N/R	195,170
	Phase 1 Project, Series 2016, 3.400%, 9/01/20
105	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016,	No Opt. Call	BBB+	121,750
	5.000%, 1/01/21
	Dallas County Schools, Texas, Public Property Finance Contractual Obligations, Series 2014:
300	4.000%, 6/01/20	No Opt. Call	Baa1	321,675
215	5.000%, 6/01/21	No Opt. Call	Baa1	242,554
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal	No Opt. Call	BB–	1,110,630
	Improvement Project, Refunding Series 2015B-2, 5.000%, 7/15/20 (Alternative Minimum Tax)
1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal	No Opt. Call	BB–	1,388,288
	Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)
870	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District	3/17 at 102.00	N/R	893,629
	Phases 2 -5 Major Improvement Project, 6.650%, 9/01/21
500	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds,	No Opt. Call	BBB–	567,120
	Christian Care Centers Inc., Refunding Series 2016, 5.000%, 2/15/21
1,000	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,	No Opt. Call	AA	1,146,060
	Refunding Series 2013, 5.000%, 11/01/20 – BAM Insured
5,435	Total Texas			5,986,876
	Utah – 1.9% (1.4% of Total Investments)
1,500	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series	12/18 at 100.00	N/R	1,585,065
	2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)
40	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	No Opt. Call	BB	42,388
	School, Series 2010A, 5.750%, 7/15/20
1,540	Total Utah			1,627,453
	Virgin Islands – 0.5% (0.4% of Total Investments)
425	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series	No Opt. Call	BB+	404,524
	2012A, 4.000%, 7/01/21
	Washington – 1.3% (1.0% of Total Investments)
125	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor	7/17 at 100.00	N/R	125,059
	Senior Project, TEMPS 70 Series 2016B, 2.800%, 7/01/21
1,030	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities	11/16 at 100.00	N/R	1,031,947
	Project, TEMPS 80 Series 2014B-1, 5.875%, 1/01/21
1,155	Total Washington			1,157,006
	Wisconsin – 0.2% (0.1% of Total Investments)
10	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James	No Opt. Call	N/R	10,881
	Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital	No Opt. Call	A2	156,143
	Inc., Series 2003, 5.500%, 2/15/19 – AMBAC Insured
160	Total Wisconsin			167,024
$ 105,410	Total Long-Term Investments (cost $111,292,945)			112,828,382
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (32.8)% (5)			(28,300,000)
	Other Assets Less Liabilities – 2.2%			1,874,455
	Net Assets Applicable to Common Shares – 100%			$ 86,402,837

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$112,828,382	$ —	$112,828,382

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing difference in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of August 31, 2016, the cost of investments was $111,229,799.
Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2016, were as follows:
Gross unrealized:
Appreciation	$1,877,687
Depreciation	(279,104)
Net unrealized appreciation (depreciation) of investments	$1,598,583

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. The treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 25.1%.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal 2021 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         October 28, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         October 28, 2016